SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 1,677,301	$ 0	$ 123,646
Intangible asset value	$ 0		$ 0